Statements of Financial Position - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash	$ 1,211,297	$ 9,007,042
Amounts receivable and other assets	109,975	216,124
Marketable securities	22,086	41,587
Current assets	1,343,358	9,264,753
Non-current assets
Restricted cash	514,828	534,828
Right-of-use asset	21,858	42,033
Total assets	1,880,044	9,841,614
Current liabilities
Accounts payable and accrued liabilities	780,923	1,128,808
Advanced contributions received	635,530	5,132,721
Balances due to related parties	278,238	147,333
Director's loan	966,304	0
Flow through liability	0	769,231
Lease liability	26,417	23,443
Current liabilities	2,687,412	7,201,536
Non-current liabilities
Director's loan	0	784,947
Lease liability long term	2,347	28,764
Total liabilities	2,689,759	8,015,247
Shareholders' equity (deficiency)
Share capital	68,863,511	67,236,421
Reserves	4,267,374	4,617,658
Accumulated deficit	(73,940,600)	(70,027,712)
Stockholders equity	(809,715)	1,826,367
Total liabilities and shareholders' equity	$ 1,880,044	$ 9,841,614